Common Stock Options, Warrants and Restricted Stock Units - Schedule Summarizes Changes in Restricted Stock Units (Details) - Restricted Stock Units [Member]	9 Months Ended
Sep. 30, 2017 $ / shares shares
Number of Shares, RSU's Outstanding Beginning | shares
Number of Shares, RSU's Granted | shares	12,560,000
Number of Shares, RSU's Vested | shares
Number of Shares, RSU's Forfeited | shares
Number of Shares, RSU's Outstanding Ending | shares	12,560,000
Weighted Average Grant Date Fair Value, RSU's Outstanding Beginning | $ / shares
Weighted Average Grant Date Fair Value, RSU's Granted | $ / shares	0.07
Weighted Average Grant Date Fair Value, RSU's Vested | $ / shares
Weighted Average Grant Date Fair Value, RSU's Forfeited | $ / shares
Weighted Average Grant Date Fair Value, RSU's Outstanding Ending | $ / shares	$ 0.07